Interest received and paid	12 Months Ended
Dec. 31, 2017
Interest received and paid
Interest received and paid
34 Interest received and paid
	2017	2016	2015
	£m	£m	£m
Interest received	10,946	11,321	11,788
Interest paid	(2,300)	(2,638)	(3,598)

	8,646	8,683	8,190